Expected credit loss measurement	12 Months Ended
Dec. 31, 2023
Disclosure Of Provision Matrix [Line Items]
Disclosure Of Financial Assets Explanatory

Additional information
Note 20

Expected credit loss measurement
a) Expected credit losses in the period
Total net credit loss

expenses were

USD
1,037
m in 2023,

reflecting net

credit loss

expenses of

USD
593
m related

to stage 1
and 2

positions

and net

credit loss

expenses

of USD
445
m related

to credit-impaired

(stage 3

and purchased

credit-impaired)
positions. Expected credit loss (ECL) expenses of USD 593
m for performing loans were

predominantly attributable to the
initial recognition of ECL

allowances and provisions after

the date

of the

acquisition of the

Credit Suisse Group.

Credit-
impaired net

expenses amounted

to USD
445
m, of which

USD
325
m was within

the Credit

Suisse portfolio

and USD
120 m
was within the

UBS portfolio.

As per IFRS 9, no

ECL allowances

and provisions

had to be recognized

at acquisition

date for
credit-impaired

exposures, after

the fair valuation

as per the purchase

price allocation.
›
Refer to Note 20b for more information regarding changes to ECL models, scenarios, scenario weights and the post-model
adjustments and to Note 20c for more information

regarding the development of ECL allowances and provisions

Credit loss expense / (release)
Performing positions Credit-impaired positions
USD m Stages 1 and 2 Stage 3 Purchased Total
For the year ended 31.12.23
Global Wealth Management 108 27 13 147
Personal & Corporate Banking 290 183 27 501
Asset Management 1 (1) 0 0
Investment Bank 110 78 2 190
Non-core and Legacy 78 91 25 193
Group Items 1 5 0 0 6
Total 593 378 67 1,037
For the year ended 31.12.22
Global Wealth Management (5) 5 0
Personal & Corporate Banking 27 12 39
Asset Management 0 0 0
Investment Bank 6 (18) (12)
Non-core and Legacy 0 2 2
Group Items
1
1 0 1
Total 29 0 29
For the year ended 31.12.21
Global Wealth Management (28) (1) (29)
Personal & Corporate Banking (62) (24) (86)
Asset Management 0 1 1
Investment Bank (34) 0 (34)
Non-core and Legacy 0 0

0
Group Items
1
0 0 0
Total (123) (25) (148)
1 Starting with the third quarter of 2023, Non-core and Legacy became a separate reportable segment and Group Functions has been renamed Group Items. Prior periods have been restated to reflect these changes.

b) Changes to

ECL models, scenarios,

scenario weights

and key inputs

Refer to Note 1a for

information about the principles governing ECL models, scenarios, scenario weights and key inputs
applied.

Governance
Comprehensive

cross-functional

and cross-divisional

governance

processes are

in place

and are

used to

discuss and

approve
scenario updates and weights,

to assess whether

significant increases in credit

risk resulted in

stage transfers, to

review
model outputs

and to reach conclusions

regarding post-model

adjustments.

Model changes
During 2023, the model review and

enhancement process led to adjustments

of the probability of default (PD),

loss given
default (LGD) and credit

conversion factor

(CCF) models, resulting

in a USD
22
m increase in ECL allowances.

This included
an increase

of USD
13
m in

Global Wealth Management

related to
Large corporate clients

and an

USD
14
m increase

in
Personal & Corporate

Banking related

to lending to
Large corporate

clients

and
SME clients
.

Scenario and

key input updates
During 2023, the scenarios and related macroeconomic

factors were updated from those applied

at the end of 2022 by
considering

the

prevailing

economic

and

political

conditions

and

uncertainty.

The

review

focused

on

events

that
significantly changed the economic

outlook during the year:

the inflation outlook and economic

growth in Europe,

and
rising global

interest rates

due to

central banks

adopting more

restrictive monetary

policies. ECLs

for Credit

Suisse AG
positions were

calculated based on

Credit Suisse

AG’s models, including

the same scenario

and scenario weight

inputs
as for UBS’s existing business activity.
Baseline

scenario
: the

projections

of the

baseline scenario,

which are

aligned

to the

economic and

market assumptions

used
for

UBS’s

business

planning

purposes,

are

broadly

in

line

with

external

benchmarks,

such

as

those

from

Bloomberg
Consensus, Oxford

Economics and

the International

Monetary Fund World

Economic Outlook.

The expectation

for 2024 is
that global

growth slows

down under

the weight of

monetary policy

tightening and

continued pressure

on real purchasing
power due

to high, though

falling, inflation,

and fading

fiscal support.

Unemployment

rates are

forecast to

increase slightly
from their

2023 levels.

Interest rates

are expected

to remain high,

given the persistence

of inflationary

pressures, leading

to
a less optimistic

outlook for house

prices worldwide,

including Switzerland.
Mild debt crisis scenario : The first hypothetical downside scenario is the mild debt crisis scenario. At the beginning of the second quarter

of 2023,

UBS replaced

the global

crisis scenario

applied

at the

end of

2022 and

at the

end of

the first

quarter
of 2023 with the mild debt crisis

scenario. Economic,

market and political

developments suggested

that the scenario suite
should be rebalanced by reintroducing

a mild downside scenario. The mild debt crisis scenario

covers similar risks, but the
assumptions

are milder

than the

global

crisis

scenario.

Therefore,

the scenario

shocks

are less

severe.

It assumes

that political,
solvency and liquidity concerns cause a

sell-off of sovereign debt in

emerging markets and the peripheral Eurozone. The
global economy

and financial

markets are

negatively

affected,

and central

banks are

assumed to

ease their

monetary policy.
Stagflationary geopolitical crisis scenario :
The second

downside scenario is

aligned with

the 2024

Group binding

stress
scenario and was updated in 2023

to reflect expected risks, resulting in minimal changes.

Geopolitical tensions cause an
escalation

of security

concerns

and undermine

globalization.

The ensuing

economic

regionalization

leads

to a

surge

in global
commodity prices and further disruptions of supply chains and raises the specter of prolonged stagflation. Central banks
are forced

to further

tighten monetary policy

to contain

inflationary pressures. The severe

interest rate and

house price
assumptions in the scenario had a substantive impact on model-based ECL allowances for loans secured by mortgages in
Switzerland and the

US. These

effects were

partly offset by

post-model adjustment releases related to

loans secured by
mortgages. Refer

to the section

below on “Scenario

weights and post-model

adjustments” for

more details.
Asset price

inflation scenario
:
The upside

scenario is

based on

positive developments, such

as an

easing of

geopolitical
tensions across

the globe

and a rebound

in Chinese

economic growth.

A combination

of lower commodity

prices, effective
monetary

policies

and easing

supply chain

disruptions

helps to

reduce inflation.

Improved

consumer

and business

sentiment
lead to

a global

economic rebound,

enabling central

banks to

normalize interest

rates, which

causes asset

prices to

increase
significantly.
The table below details the key assumptions for the four scenarios applied as of 31 December 2023.
Scenario weights and post-model adjustments
The scenario weights did not change during 2023, but the

scenario suite was adjusted in the second quarter of 2023

to
replace one of the two severe downside scenarios with a mild downside scenario. The mild debt crisis, developed in early
2023, was introduced in the

scenario suite with the same

weight as the more severe

global crisis scenario, i.e.,
15%, to
balance a somewhat

more optimistic

outlook with milder

scenario assumptions. The

weights were

kept unchanged for
the stagflationary

geopolitical crisis,

baseline and

asset price

inflation scenarios,

i.e.,
25%, 60 % and 0%, respectively.
The weights are shown in the table below.

However, unquantifiable risks continue to be relevant, as the geopolitical risks remained high in 2023, and the

impact on
the world economy from

escalations with unforeseeable consequences could be

severe. In the near

term, this uncertainty
relates

primarily

to

developments

in

the

Russia–Ukraine

and

Middle

East

conflicts.

Models,

which

are

based

on
supportable

statistical

information

from

past

experiences

regarding

interdependencies

of

macroeconomic

factors

and
their implications for credit risk portfolios, cannot comprehensively reflect such extraordinary events, such as a pandemic or a

fundamental change

in the

world political

order. Rather

than creating

multiple additional

scenarios to

attempt to
gauge these

risks and

applying model

parameters that

lack supportable

information and

cannot be

robustly validated,
management continued to also apply post-model adjustments.

Total

stage

1 and

2

allowances

and

provisions

were

USD
1,115
m

as

of

31 December

2023

and

included

post-model
adjustments of USD 326
m (31 December 2022:

USD
131
m). Overlays

are to

cover for uncertainty

levels and

are materially
unchanged, including

the geopolitical

situation, for

Credit Suisse

models that

may not

comprehensively reflect

market
events and to align model outputs for Credit Suisse with those of UBS for dedicated segments.

Economic scenarios and weights applied
Assigned weights in %
ECL scenario 31.12.23 31.12.22
Asset price inflation 0.0 0.0
Baseline 60.0 60.0
Mild debt crisis 15.0 0.0
Stagflationary geopolitical crisis 25.0 25.0
Global crisis 0.0 15.0

Scenario assumptions One year Three years cumulative
31.12.23
Asset price
inflation Baseline
Mild debt
crisis
Stagflationary
geopolitical
crisis
Asset price
inflation Baseline
Mild debt
crisis
Stagflationary
geopolitical
crisis
Real GDP growth (% change)
United States 4.0 0.1 (1.6) (4.8) 9.1 4.4 0.6 (4.4)
Eurozone 3.0 0.5 (1.7) (5.6) 6.2 2.9 (0.1) (5.7)
Switzerland 3.0 1.4 (1.2) (4.8) 6.6 4.4 0.3 (4.9)
Consumer price index (% change)
United States 2.5 2.3 (0.1) 10.0 8.1 7.1 2.3 15.8
Eurozone 2.3 2.0 (0.2) 9.6 7.4 6.1 1.8 14.8
Switzerland 2.1 1.5 (0.4) 5.8 6.2 4.3 0.8 10.7
Unemployment rate (end-of-period level, %)
United States 3.0 4.4 6.3 9.2 3.0 4.4 7.7 11.8
Eurozone 6.0 6.9 8.2 10.6 6.0 6.8 9.0 11.8
Switzerland 1.6 2.3 2.9 4.1 1.5 2.3 3.8 5.0
Fixed income: 10-year government bonds (change in yields, basis points)
USD 13 (82) (215) 270 37 (78) (155) 245
EUR 20 (90) (185) 225 58 (78) (140) 195
CHF 25 (41) (73) 195 63 (34) (28) 180
Equity indices (% change)
S&P 500 20.0 15.3 (26.6) (51.5) 51.7 28.1 (12.2) (45.6)
EuroStoxx 50 20.0 12.0 (26.4) (51.6) 46.6 22.9 (16.6) (47.2)
SPI 15.0 4.6 (24.5) (51.6) 39.2 15.9 (11.2) (47.2)
Swiss real estate (% change)
Single-Family Homes 6.6 (1.5) (4.4) (18.5) 14.0 0.8 (3.0) (28.6)
Other real estate (% change)
United States (S&P / Case–Shiller) 8.1 0.6 (8.6) (20.0) 19.7 5.8 (5.2) (30.2)
Eurozone (House Price Index) 7.0 0.6 (5.9) (8.4) 15.4 6.4 (5.2) (12.9)

Scenario assumptions One year Three years cumulative
31.12.22
Asset price
inflation Baseline
Stagflationary
geopolitical
crisis
Global
crisis
Asset price
inflation Baseline
Stagflationary
geopolitical
crisis
Global
crisis
Real GDP growth (% change)
United States 4.0 (0.3) (4.8) (6.4) 9.1 3.2 (4.4) (1.8)
Eurozone 3.0 0.6 (5.6) (8.5) 6.2 2.5 (5.7) (8.3)
Switzerland 3.0 0.7 (4.8) (6.7) 6.6 3.5 (4.9) (3.7)
Consumer price index (% change)
United States 2.5 2.6 10.0 (0.5) 8.1 6.5 15.8 1.2
Eurozone 2.3 5.0 9.6 (0.7) 7.4 9.6 14.8 (0.7)
Switzerland 2.1 1.6 5.8 (1.8) 6.2 3.9 10.7 (1.6)
Unemployment rate (end-of-period level, %)
United States 3.0 3.9 9.2 10.0 3.0 5.3 11.8 9.4
Eurozone 6.0 7.0 10.9 11.9 6.0 7.1 12.2 13.0
Switzerland 1.7 2.3 4.3 4.4 1.5 2.6 5.1 4.9
Fixed income: 10-year government bonds (change in yields, basis points)
USD 25 (6) 235 (326) 70 (13) 205 (291)
EUR 20 48 250 (271) 58 45 220 (247)
CHF 25 46 220 (210) 63 57 205 (160)
Equity indices (% change)
S&P 500 20.0 7.4 (51.5) (50.0) 51.7 22.8 (45.6) (27.9)
EuroStoxx 50 17.0 17.2 (51.6) (50.0) 42.9 29.2 (47.2) (39.3)
SPI 14.0 5.6 (51.6) (46.0) 37.9 19.3 (47.2) (32.9)
Swiss real estate (% change)
Single-Family Homes 6.6 1.1 (16.7) (19.9) 14.0 2.3 (32.9) (23.9)
Other real estate (% change)
United States (S&P / Case–Shiller) 7.8 (4.5) (12.8) (19.3) 19.1 (0.6) (35.8) (32.7)
Eurozone (House Price Index) 7.0 (2.7) (8.4) (8.9) 15.4 2.0 (14.7) (17.5)

c) Development of ECL allowances and provisions

The ECL allowances and provisions recognized

in the period are impacted by a variety

of factors, such as:
–
the effect of selecting and updating forward-looking scenarios and the respective weights;
–
origination of new instruments during the period;

–
the effect of

passage of

time (lower residual

lifetime PD and

the effect of

discount unwind) as

the ECL on

an instrument
for the remaining lifetime decreases (all other factors remaining the same);
– derecognition of instruments in the period;
– change in individual asset quality of instruments;
–
movements

from

a

maximum

12-month

ECL to

the

recognition

of lifetime

ECL (and

vice versa)

following transfers
between stages 1 and 2;

–
movements from stages 1 and 2 to stage 3 (credit-impaired status)

when default has become certain and PD increases
to 100% (or vice versa);
– changes in models or updates to model parameters;
– write-off; and
–
foreign exchange translations for assets denominated in

foreign currencies.
The

table

below

explains

the

changes

in

the

ECL

allowances

and

provisions

for

on-

and

off-balance

sheet

financial
instruments and credit lines within the scope of ECL requirements between the beginning and the end of the period due
to the factors listed above.

Development of ECL allowances and

provisions
USD m Total Stage 1 Stage 2 Stage 3 PCI
Balance as of 31 December 2022 (1,091) (259) (267) (564) 0
Acquisition of Credit Suisse AG portfolios (541) (541) 0 0 0
Net movement from new and derecognized transactions
1
14 (2) 9 7 0
of which: Private clients with mortgages (4) (7) 3 0 0
of which: Real estate financing 1 (2) 3 0 0
of which: Large corporate clients 18 8 3 7 0
of which: SME clients (2) (2) 0 0 0
of which: Other 1 1 0 0 0

of which: Financial intermediaries and hedge funds
(1) (1) 0 0 0

of which: Loans to financial advisors
0 0 0 0 0
Remeasurements with stage transfers
2
(507) 42 (149) (400) 0
of which: Private clients with mortgages (12) 2 (3) (12) 0
of which: Real estate financing (35) 8 (27) (16) 0
of which: Large corporate clients (223) 17 (21) (220) 0
of which: SME clients (167) 6 (59) (115) 0
of which: Other (69) 8 (39) (38) 0

of which: Financial intermediaries and hedge funds
1 0 0 0 0

of which: Loans to financial advisors
1 2 (1) 0 0
Remeasurements without stage transfers
3
17 58 12 14 (67)
of which: Private clients with mortgages 3 1 16 (3) (11)
of which: Real estate financing (1) 5 3 (1) (9)
of which: Large corporate clients (42) (18) (1) (8) (16)
of which: SME clients 65 31 1 44 (11)
of which: Other (7) 39 (8) (18) (20)

of which: Sovereign
(37) 0 (15) 0 (22)

of which: Loans to financial advisors
(7) 1 0 (8) 0
Model changes
4
(22) (14) (8) 0 0
Movements with profit or loss impact
5
(1,037) (457) (136) (378) (67)
Movements without profit or loss impact (write-off, FX and other)
6
(132) 17 (13) (50) (86)
Balance as of 31 December 2023 (2,261) (700) (416) (993) (153)
1 Represents the

increase and decrease

in allowances and

provisions resulting from

financial instruments (including

guarantees and facilities)

that were newly

originated, purchased or

renewed and from

the final
derecognition of loans

or facilities on

their maturity

date or earlier.

2 Represents the

remeasurement between 12-month

and lifetime ECL

due to stage

transfers.

3 Represents the

change in allowances

and
provisions related to changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions, changes in the exposure profile, PD and LGD changes, and unwinding of the time value.

4 Represents the change in the allowances and provisions related to changes in models and methodologies.

5 Includes ECL movements from new and derecognized transactions, remeasurement changes, and model and methodology changes.

6 Represents the decrease in allowances and

provisions resulting from write-offs of the ECL allowance

against the gross carrying amount when all or

part of a financial asset is deemed
uncollectible or forgiven and movements in foreign exchange rates.
Movements

with

profit

or

loss

impact:

Stages

1

and

2

ECL

allowances

and

provisions

increased

on

a

net

basis

by
USD 1,037 m:
– Acquisition of Credit Suisse AG portfolios:
Expected credit

loss (ECL)

expenses of

USD
541
m for performing

loans were
attributable to the initial recognition

of ECL stage 1 allowances and provisions as of the date of the acquisition of the
Credit Suisse

Group.
–
Net movement from

new and derecognized

transactions

includes stage 1

expenses of USD
2
m and stage

2 releases
of

USD
9
m:

Stage

1

expenses

are

mainly

driven

by

expenses

on

the

corporate

lending

portfolios,

partly

offset

by
releases

on

the

real

estate

portfolios.

Stage

2

releases

are

predominately

driven

by

the

real

estate

and

corporate
lending portfolios.
–
Remeasurements with stage

transfers

include USD
149
m expenses in

stage 2, following

a number of

corporate and
real

estate

lending

credit

reviews

and

transfer

to

stage

2

for

the

Credit

Suisse

AG

portfolio

after

the

date

of

the
acquisition.

– Model changes : refer to Note 20b for more information.
Movements without profit or loss impact : Stages 1 and 2 allowances decreased by USD 4 m, almost entirely driven by FX.
Stage 3 and PCI

allowances increased by

USD
136
m, driven by FX

and other movements

of USD
229 m, partly offset by
net write-offs of USD 93 m.

Development of ECL allowances and

provisions
USD m Total Stage 1 Stage 2 Stage 3
Balance as of 31 December 2021 (1,165) (282) (220) (662)
Net movement from new and derecognized transactions
1
(7) (21) 16 (2)
of which: Private clients with mortgages (6) (6) 0 0
of which: Real estate financing (3) (5) 2 0
of which: Large corporate clients 8 (1) 11 (2)
of which: SME clients (1) (1) 0 0
of which: Other (6) (8) 3 0

of which: Financial intermediaries and hedge funds
0 (2) 2 0

of which: Loans to financial advisors
0 0 0 0
Remeasurements with stage transfers
2
(65) 20 (39) (46)
of which: Private clients with mortgages (10) 3 (12) 0
of which: Real estate financing 7 (1) 8 0
of which: Large corporate clients (33) 16 (28) (21)
of which: SME clients (23) 2 (2) (22)
of which: Other (6) 1 (4) (3)

of which: Financial intermediaries and hedge funds
0 0 0 0

of which: Loans to financial advisors
1 2 (1) 0
Remeasurements without stage transfers
3
13 (8) (27) 48
of which: Private clients with mortgages (12) 5 (18) 1
of which: Real estate financing 13 3 10 0
of which: Large corporate clients 32 (11) 2 41
of which: SME clients (6) (10) (9) 14
of which: Other (15) 5 (12) (8)

of which: Sovereigns
(8) 0 (8) 0

of which: Loans to financial advisors
(3) 3 (1) (6)
Model changes
4
30 29 1 0
Movements with profit or loss impact
5
(29) 20 (49) 0
Movements without profit or loss impact (write-off, FX and other)
6
104 3 1 99
Balance as of 31 December 2022 (1,091) (259) (267) (564)
1 Represents the

increase and decrease

in allowances

and provisions resulting

from financial instruments

(including guarantees and

facilities) that were

newly originated, purchased

or renewed and

from the final
derecognition of loans or facilities on

their maturity date or earlier.

2 Represents the remeasurement between 12-month and lifetime

ECL due to stage transfers.

3 Represents the change in allowances and provisions
related to

changes in

model inputs

or assumptions,

including changes

in forward-looking

macroeconomic

conditions,

changes in

the exposure

profile,

PD and

LGD changes,

and unwinding

of the

time value.

4 Represents the change in the allowances and provisions related to changes in models and methodologies.

5 Includes ECL movements from new and derecognized transactions, remeasurement changes, and model and methodology changes.

6 Represents the decrease in allowances

and provisions resulting from write-offs

of the ECL allowance against

the gross carrying amount when all

or part of a financial asset

is deemed
uncollectible or forgiven and movements in foreign exchange rates.
As explained in Note 1a, the assessment of a significant increase in credit risk (an

SICR) considers a number of qualitative
and quantitative

factors to

determine whether

a stage

transfer between

stage 1 and

stage 2 is

required,

although the
primary assessment considers changes

in PD based on

rating analyses and economic

outlook. Additionally, UBS takes into
consideration counterparties

that have

moved to

a credit

watch list

and those

with payments

that are

at least

30 days
past due.

ECL stage 2 (“significant deterioration

in credit risk”) allowances / provisions as of 31 December

2023 – classification by trigger
USD m Stage 2
of which:
PD layer
of which:
watch list
of which:
≥30 days
past due
On- and off-balance sheet (416) (221) (123) (71)
of which: Private clients with mortgages (97) (69) (5) (22)
of which: Real estate financing (35) (23) (2) (10)
of which: Large corporate clients (133) (54) (77) (2)
of which: SME clients (60) (27) (24) (10)
of which: Lombard (11) 0 (11) 0
of which: Financial intermediaries and hedge funds (5) (4) 0 (1)
of which: Loans to financial advisors (1) 0 0 (1)
of which: Credit cards (13) 0 0 (13)
of which: Consumer financing (19) (9) 0 (11)
of which: Commodity trade finance (1) 0 (1) 0
of which: Other (40) (36) (4) (1)
As per

IFRS,

the

Credit

Suisse

acquisition

date

in

June

2023 represented

the

benchmark

for

determining

“significant
deterioration of credit risk” for Credit Suisse exposures, and accordingly,

UBS did only recognize stage 1 ECL allowances
and provisions for performing loans at acquisition date.

As of 31 December 2023, stage 2 allowances and provisions for
Credit Suisse exposures were

largely driven by prolonged and re-confirmed

affiliation to the credit watchlist.

d) Maximum exposure to credit risk
The

tables

below

provide

the

Group’s

maximum

exposure

to

credit

risk

for

financial

instruments

subject

to

ECL
requirements

and

the

respective

collateral

and

other

credit

enhancements

mitigating

credit

risk

for

these

classes

of
financial instruments.

The maximum exposure

to credit risk

includes the carrying

amounts of financial

instruments recognized on

the balance
sheet subject to credit risk

and the notional amounts for off-balance sheet

arrangements. Where information is available,
collateral is presented at fair

value. For other collateral, such as

real estate, a reasonable alternative

value is used. Credit
enhancements,

such

as

credit

derivative

contracts

and

guarantees,

are

included

at

their

notional

amounts.

Both

are
capped at

the maximum

exposure to

credit risk

for which

they serve

as security.

The “Risk

management

and control”
section of this

report describes

management’s view

of credit

risk and

the related

exposures, which can

differ in

certain
respects from the requirements of IFRS Accounting Standards.

Maximum exposure to credit risk
31.12.23
Collateral
1,2
Credit enhancements
1
Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Maximum
exposure to
credit risk
Cash
collateral
received
Collateralized
by equity
and debt
instruments
Secured by
real estate
Other
collateral
3
Netting
Credit
derivative
contracts
Guarantees
and sub-
participations
Financial assets measured at
amortized cost on the balance sheet
Cash and balances at central banks 314.1 314.1
Amounts due from banks
4
21.2 0.0 0.2 0.2 0.3 20.5
Receivables from securities financing transactions
measured at amortized cost
99.0 0.0 95.6 2.8 0.7
Cash collateral receivables on derivative instruments
5,6
50.1 32.9 17.2
Loans and advances to customers 639.8 40.2 131.9 372.9 38.9 0.0 11.9 44.1
Other financial assets measured at amortized cost 65.5 0.1 0.8 0.1 5.7 58.8
Total financial assets measured at amortized cost 1,189.8 40.4 228.5 373.0 47.5 32.9 0.0 12.1 455.4
Financial assets measured at fair value
through other comprehensive income – debt 2.2 2.2
Total maximum exposure to credit risk
reflected on the balance sheet within the scope of ECL 1,192.0 40.4 228.5 373.0 47.5 32.9 0.0 12.1 457.6
of which: Credit Suisse
7
443.4 12.7 51.6 150.2 18.4 10.1 0.0 9.3 191.1
Guarantees
8
46.1 2.9 21.4 0.3 3.4 0.1 4.6 13.3
Irrevocable loan commitments 91.5 0.5 3.2 2.2 17.1 0.4 5.9 62.3
Forward starting reverse repurchase and securities
borrowing agreements 18.4 18.4 0.0
Committed unconditionally revocable credit lines 163.2 20.3 58.5 17.6 6.2 4.4 56.2
Total maximum exposure to credit risk not
reflected on the balance sheet within the scope of ECL 319.2 23.7 101.6 20.1 26.6 0.0 0.5 14.8 131.8 of which: Credit Suisse
7
186.9 21.4 60.3 11.1 10.9 0.0 0.5 11.3 71.5
31.12.22
Collateral
1,2
Credit enhancements
1 Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Maximum
exposure to
credit risk
Cash
collateral
received
Collateralized
by equity
and debt
instruments
Secured by
real estate
Other
collateral
3
Netting
Credit
derivative
contracts
Guarantees
and sub-
participations
Financial assets measured at
amortized cost on the balance sheet
Cash and balances at central banks 169.4 169.4
Amounts due from banks
4
14.8 0.0 0.1 14.7
Receivables from securities financing transactions
measured at amortized cost
67.8 0.0 64.5 2.4 0.9
Cash collateral receivables on derivative instruments
5,6
35.0 22.9 12.1
Loans and advances to customers 387.2 33.6 115.9 197.8 19.6 3.0 17.3
Other financial assets measured at amortized cost 53.3 0.1 0.5 0.0 1.3 51.3
Total financial assets measured at amortized cost 727.6 33.7 181.0 197.9 23.4 22.9 0.0 3.0 265.8
Financial assets measured at fair value
through other comprehensive income – debt 2.2 2.2
Total maximum exposure to credit risk
reflected on the balance sheet within the scope of ECL
729.8 33.7 181.0 197.9 23.4 22.9 0.0 3.0 268.0
Guarantees
8
22.1 1.2 9.3 0.1 2.0 1.8 7.7
Irrevocable loan commitments 39.9 0.2 3.1 1.3 6.5 0.1 1.0 27.8
Forward starting reverse repurchase and securities
borrowing agreements 3.8 3.8 0.0
Committed unconditionally revocable credit lines 41.4 0.2 8.2 6.0 6.2 0.5 20.2
Total maximum exposure to credit risk not
reflected on the balance sheet within the scope of ECL 107.2 1.6 24.4 7.5 14.7 0.0 0.1 3.3 55.7
1 Of which: USD 3,824
m for 31 December 2023

(31 December 2022: USD
1,372
m) relates to total credit-impaired

financial assets measured at amortized

cost and USD
237
m for 31 December 2023

(31 December
2022: USD 113
m) to total off-balance sheet financial instruments and

credit lines for credit-impaired positions.

2 Collateral arrangements generally incorporate

a range of collateral, including cash, equity

and debt
instruments, real estate and other

collateral. For the purpose

of this disclosure, UBS applies

a risk-based approach that generally

prioritizes collateral according to its

liquidity profile. In the case

of loan facilities with
funded and unfunded elements, the collateral is first allocated to the funded element. Credit Suisse applies a risk-based approach that generally prioritizes real estate collateral and prioritizes other collateral according to its liquidity profile. In the case of loan facilities with funded and unfunded elements, the collateral is proportionally allocated.

3 Includes but is not limited to life insurance contracts, rights in respect of subscription or capital commitments from fund partners, leasing

items, mortgage loans, inventory,

gold and other commodities.

4 Amounts due from banks include amounts held

with third-party banks on behalf of clients.

The
credit risk associated with these balances may be borne by those clients.

5 Included within Cash collateral receivables on derivative instruments are margin balances due from exchanges or clearing houses. Some of these margin balances

reflect amounts transferred

on behalf of

clients who retain

the associated credit

risk.

6 The amount shown

in the “Netting”

column represents the netting

potential not recognized

on the
balance sheet. Refer to Note 22 for more information.

7 Refer to Note 2 for more information about the

acquisition of the Credit Suisse Group.

8 Guarantees collateralized by equity and debt

instruments include
certain overnight repurchase

and reverse

repurchase transactions

where UBS

acts as

a sponsoring

member for

eligible clients

when clearing

through the

Fixed Income Clearing

Corporation (FICC).

As part

of this
arrangement, UBS guarantees

FICC for prompt and

full payment and performance

of the clients‘ respective

obligations under the

FICC rules. The

Group minimizes its liability

under these guarantees

by obtaining a
security interest in the cash or high-quality securities collateral that the clients place with the clearing house; therefore,

the risk of loss is expected to be remote.

e) Financial assets subject to credit risk by rating category
The table below shows

the credit quality

and the maximum

exposure to credit

risk based on the

Group’s internal credit
rating system and year-end stage classification. Under IFRS 9, the credit risk rating reflects the Group’s assessment of the
probability of default of individual counterparties,

prior to substitutions. The amounts presented are gross of impairment allowances.
›
Refer to the “Risk management and control” section of this

report for more details regarding the Group’s internal grading system

Financial assets subject to credit risk by rating

category
USD m 31.12.23
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total gross
carrying
amount
ECL
allowances
Net carrying
amount
(maximum
exposure to
credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks 251,462 61,936 627 0 43 128 314,197 (48) 314,148 of which: stage 1 251,462 61,936 627 0 0 0 314,025 0 314,025 of which: stage 2 0 0 0 0 43 0 43 (26) 18
of which: PCI 0 0 0 0 0 128 128 (22) 106
Amounts due from banks 1,081 15,454 2,215 1,589 792 43 21,174 (12) 21,161 of which: stage 1 1,081 15,453 2,210 1,589 780 0 21,113 (6) 21,107 of which: stage 2 0 0 5 0 12 0 18 (1) 17
of which: PCI 0 0 0 0 0 43 43 (5) 38
Receivables from securities financing transactions 45,838 30,171 6,397 15,544 1,091 0 99,041 (2) 99,039
of which: stage 1 45,838 30,171 6,397 15,544 1,091 0 99,041 (2) 99,039
Cash collateral receivables on derivative instruments 8,009 30,334 6,425 5,117 198 0 50,082 0 50,082 of which: stage 1 8,009 30,334 6,425 5,117 198 0 50,082 0 50,082
Loans and advances to customers 6,428 288,117 180,889 119,191 41,557 5,360 641,542 (1,698) 639,844
of which: stage 1 6,428 286,683 178,059 109,996 30,276 0 611,443 (423) 611,019
of which: stage 2 0 1,428 2,829 9,171 11,269 0 24,697 (289) 24,408 of which: stage 3 0 0 0 0 0 3,731 3,731 (862) 2,869
of which: PCI 0 6 0 24 12 1,629 1,671 (123) 1,548
Other financial assets measured at amortized cost 25,755 25,875 2,875 9,662 1,163 318 65,648 (151) 65,498 of which: stage 1 25,755 25,788 2,854 9,113 841 1 64,352 (41) 64,311 of which: stage 2 0 87 21 548 321 0 978 (10) 968
of which: stage 3 0 0 0 0 0 253 253 (94) 158
of which: PCI 0 0 0 0 1 64 66 (5) 61
Total financial assets measured at amortized cost 338,572 451,886 199,428 151,103 44,844 5,849 1,191,683 (1,911) 1,189,773
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments 1,222 850 0 161 0 0 2,233 0 2,233
Total on-balance sheet financial instruments 339,794 452,736 199,428 151,264 44,844 5,849 1,193,916 (1,911) 1,192,006
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Off-balance sheet positions subject to expected

credit loss by rating category
USD m 31.12.23
Rating category 1 0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total carrying
amount
(maximum
exposure to
credit risk) ECL provision
Off-balance sheet financial instruments
Guarantees 17,805 10,961 9,421 5,916 1,882 207 46,191 (73)
of which: stage 1 17,805 10,922 9,310 5,054 1,398 0 44,487 (28)
of which: stage 2 0 39 111 861 484 0 1,495 (22)
of which: stage 3 0 0 0 0 0 151 151 (23)
of which: PCI 0 0 0 1 1 56 58 0
Irrevocable loan commitments 1,722 31,936 24,050 19,661 14,006 266 91,643 (178)
of which: stage 1 1,722 31,936 23,989 19,079 10,354 0 87,080 (117)
of which: stage 2 0 0 62 583 3,652 0 4,297 (51)
of which: stage 3 0 0 0 0 0 218 218 (14)
of which: PCI 0 0 0 0 0 48 48 4
Forward starting reverse repurchase and securities borrowing agreements 10,152 2 84 8,206 0 0 18,444 0
Total off-balance sheet financial instruments 29,679 42,899 33,554 33,783 15,888 473 156,278 (251)
Credit lines
Committed unconditionally revocable credit lines 2,659 108,395 28,669 17,739 5,648 146 163,256 (95)
of which: stage 1 2,659 107,992 28,188 16,921 4,696 0 160,456 (78)
of which: stage 2 0 403 481 818 952 0 2,654 (17)
of which: stage 3 0 0 0 0 0 146 146 0
Irrevocable committed prolongation of existing loans 4 1,803 1,045 1,251 501 4 4,608 (4)
of which: stage 1 4 1,803 1,045 1,249 493 0 4,593 (4)
of which: stage 2 0 0 0 2 9 0 11 0
of which: stage 3 0 0 0 0 0 4 4 0
Total credit lines 2,663 110,197 29,714 18,990 6,149 150 167,864 (99)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Financial assets subject to credit risk by rating

category
USD m 31.12.22
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total gross
carrying
amount
ECL
allowances
Net carrying
amount
(maximum
exposure to
credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks 168,525 877 0 0 56 0 169,457 (12) 169,445 of which: stage 1 168,525 877 0 0 0 0 169,402 0 169,402
of which: stage 2 0 0 0 0 56 0 56 (12) 44
Amounts due from banks 862 12,257 860 440 379 0 14,798 (6) 14,792 of which: stage 1 862 12,257 860 440 378 0 14,797 (5) 14,792 of which: stage 2 0 0 0 0 1 0 1 (1) 1
of which: stage 3 0 0 0 0 0 0 0 0 0
Receivables from securities financing transactions
measured at amortized cost 27,158 15,860 8,870 15,207 721 0 67,816 (2) 67,814 of which: stage 1 27,158 15,860 8,870 15,207 721 0 67,816 (2) 67,814
Cash collateral receivables on derivative instruments 10,613 12,977 7,138 4,157 147 0 35,033 0 35,032 of which: stage 1 10,613 12,977 7,138 4,157 147 0 35,033 0 35,032
Loans and advances to customers 6,491 214,473 68,356 74,732 21,939 2,012 388,003 (783) 387,220
of which: stage 1 6,491 212,980 66,114 68,034 16,605 0 370,224 (129) 370,095
of which: stage 2 0 1,493 2,242 6,698 5,334 0 15,767 (180) 15,587 of which: stage 3 0 0 0 0 0 2,012 2,012 (474) 1,538
Other financial assets measured at amortized cost 29,011 16,632 447 6,600 450 210 53,350 (86) 53,264 of which: stage 1 29,011 16,630 427 6,317 336 0 52,721 (17) 52,704 of which: stage 2 0 2 20 283 114 0 419 (6) 413
of which: stage 3 0 0 0 0 0 210 210 (63) 147
Total financial assets measured at amortized cost 242,660 273,076 85,671 101,136 23,693 2,222 728,457 (889) 727,568
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments 1,307 840 0 92 0 0 2,239 0 2,239
Total on-balance sheet financial instruments 243,966 273,916 85,671 101,228 23,693 2,222 730,696 (889) 729,807
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Off-balance sheet positions subject to expected

credit loss by rating category
USD m 31.12.22
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total off-
balance sheet
exposure
(maximum
exposure to
credit risk) ECL provisions
Off-balance sheet financial instruments
Guarantees 7,252 5,961 4,772 3,049 1,025 108 22,167 (48)
of which: stage 1 7,252 5,917 3,812 2,229 596 0 19,805 (13)
of which: stage 2 0 44 960 821 429 0 2,254 (9)
of which: stage 3 0 0 0 0 0 108 108 (26)
Irrevocable loan commitments 1,770 14,912 6,986 10,097 6,107 124 39,996 (111)
of which: stage 1 1,770 14,789 6,818 9,625 4,529 0 37,531 (59)
of which: stage 2 0 123 168 472 1,578 0 2,341 (52)
of which: stage 3 0 0 0 0 0 124 124 0
Forward starting reverse repurchase and securities borrowing agreements 2,781 2 11 1,007 0 0 3,801 0
Total off-balance sheet financial instruments 11,803 20,874 11,769 14,153 7,132 233 65,964 (159)
Credit lines
Committed unconditionally revocable credit lines 2,288 15,918 9,247 10,162 3,739 36 41,390 (40)
of which: stage 1 2,288 15,213 8,960 9,631 3,429 0 39,521 (32)
of which: stage 2 0 705 287 531 310 0 1,833 (8)
of which: stage 3 0 0 0 0 0 36 36 0
Irrevocable committed prolongation of existing loans 7 1,939 1,489 868 392 2 4,696 (2)
of which: stage 1 7 1,938 1,411 864 380 0 4,600 (2)
of which: stage 2 0 1 78 4 11 0 94 0
of which: stage 3 0 0 0 0 0 2 2 0
Total credit lines 2,295 17,857 10,736 11,030 4,131 37 46,086 (42)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

f) Sensitivity information
As outlined in Note 1a, ECL estimates involve significant uncertainties at the time they are made.
ECL models
The models applied to determine point-in-time PD and LGD rely on market and statistical data, which has been found to

correlate

well

with

historically

observed

defaults

in sufficiently

homogeneous

segments.

The risk

sensitivities

for
each of the ECL reporting segments to such factors are summarized in Note 10.
Sustainability and climate risk
Sustainability

and

climate

risk

may

negatively

affect

clients

or

portfolios

due

to

direct

or

indirect

transition

costs,

or
exposure to physical risks in locations likely to be impacted by climate change. Such effects could lead to a deterioration in credit worthiness, which in turn would have an impact

on ECLs.

While

some

macroeconomic

indicators

used

in

the

current

PD

models

could

be

influenced

by

climate

change,

UBS
currently does not use a specific sustainability and climate risk scenario in addition to the typically four general economic scenarios

applied

to

derive

the

weighted-average

ECL.

The

rationale

for

the

approach

at

this

point

in

time

is

the
significance of model risks and challenges in calibration

and probability weight assessment given the paucity

of data.

Instead,

UBS

focuses

on

the

process

of

vetting

clients

and

business

transactions

and

takes

individual

actions,

where
transition risk is deemed to

be a significant driver of

a counterparty’s credit worthiness.

This review process may

lead to
a downward revision of the counterparty

’s credit rating, or the adoption of

risk mitigating actions, and hence

affect the
individual contribution to ECLs.
At the

portfolio

level,

UBS

has started

to

use

stress

loss assumptions

to assess

the

extent

to which

sustainability

and
climate risk may affect the

quality of the loans extended

to small and medium-sized entities,

large corporate clients and
financial institutions. Initial

tests were based

on a set of

assumptions presented by

external parties (such

as the Bank

of
England) and complemented by internally derived climate pathway scenarios. Such analysis undertaken during 2022

and
reassessed during

2023 concluded

that the

counterparties are

not expected

to be

significantly impacted

by physical

or
transition risks, mainly as there are no material risk concentrations in high-risk sectors. The analysis of the corporate loan book has also shown that

any potential significant impacts

from transition costs or

physical risks would materialize

over
a time horizon that exceeds in most cases the contractual lifetime of the underlying assets. Based on current information
on regulatory developments, this

would also apply to

the portfolio of private clients’

mortgages and real estate financing,
given the long lead times for investments in upgrading housing stock.
As a result of the aforementioned factors, it was assessed that the magnitude of any impact of sustainability and climate risk on

the weighted

-average

ECL would

not be

material

as of

31 December

2023. Therefore,

no specific

post-model
adjustment was made in this regard.
›
Refer to “Sustainability and climate risk” in

the “Risk management and control” section of this

report

›
Refer to “Our focus on sustainability and climate”

in the “Our strategy, business model and environment”

section of this report
›
Refer to “UBS AG consolidated supplemental disclosures

required under SEC regulations” for the maturity profile of UBS’s core loan book

Forward-looking scenarios
Depending on

the scenario

selection and

related

macroeconomic

assumptions for

the risk

factors, the

components of
the

relevant

weighted-average

ECL

change.

This

is

particularly

relevant

for

interest

rates,

which

can

move

in

both
directions under

a given

growth assumption

,

e.g., low

growth with

high interest

rates in

a stagflation

scenario, versus
low growth and falling

interest rates

in a recession. Management

generally looks for scenario

narratives that reflect

the
key risk drivers of a given credit portfolio.
As forecasting

models are complex,

due to

the combination of

multiple factors, simple

what-if analyses involving

a change
of individual parameters

do not necessarily provide

realistic information on

the exposure of

segments to changes

in the
macroeconomy.

Portfolio-specific

analyses

based

on

their

key

risk

factors

would

also

not

be

meaningful,

as

potential
compensatory effects in other

segments would be ignored. The table

below indicates some sensitivities to ECLs,

if a key
macroeconomic

variable

for

the

forecasting

period

is

amended

across

all

scenarios

with

all

other

factors

remaining
unchanged.

Potential effect on stage 1 and stage 2 positions

from changing key parameters as of 31 December

2023
USD m 100% Baseline
100%
Stagflationary
geopolitical crisis
100% Mild debt
crisis Weighted average
Change in key parameters
Fixed income: Government bonds (absolute change)
–0.50% (7) (164) (7) (21)
+0.50% 8 186 10 25
+1.00% 17 396 23 59
Unemployment rate (absolute change)
–1.00% (6) (144) (8) (22)
–0.50% (3) (77) (4) (12)
+0.50% 3 90 4 14
+1.00% 7 189 8 28
Real GDP growth (relative change)
–2.00% 49 84 73 58
–1.00% 25 40 36 30
+1.00% (20) (37) (35) (26)
+2.00% (39) (71) (63) (50)
House Price Index (relative change)
–5.00% 17 249 25 53
–2.50% 8 120 12 24
+2.50% (7) (105) (9) (20)
+5.00% (11) (204) (19) (38)
Equity (S&P500, EuroStoxx, SMI) (relative change)
–10.00% 4 10 8 6
–5.00% 2 5 3 2
+5.00% (2) (5) (3) (2)
+10.00% (3) (8) (5) (4)
Sensitivities

can

be

more

meaningfully

assessed

in

the

context

of

coherent

scenarios

with

consistently

developed
macroeconomic

factors.

The

table

above

outlines

favorable

and

unfavorable

effects,

based

on

reasonably

possible
alternative changes

to the

economic conditions for

stage 1 and

stage 2 positions.

The ECL

impact is

calculated for

material
portfolios and disclosed for each scenario.

Changes to these timelines may have an effect on ECLs:

depending on the cycle, a longer or shorter forecasting

horizon
will lead to different annualized lifetime PD and average LGD estimations. This is currently not deemed to be material for
UBS, as a large

proportion of loans,

including mortgages in

Switzerland, have maturities

that are within the

forecasting
horizon.
Scenario weights and stage allocation

Potential effect on stage 1 and stage 2 positions

from changing scenario weights or moving

to an ECL lifetime calculation as of 31 December

2023
Actual ECL allowances
and provisions,
including staging (as
per Note 10)

Pro forma ECL allowances and provisions, including staging

and assuming application of 100% scenario weighting

Pro forma ECL
allowances and
provisions, assuming
all positions being
subject to lifetime ECL
Scenarios Weighted average 100% Baseline
100% Stagflationary
geopolitical crisis 100% Mild debt crisis Weighted average
USD m, except where indicated
Segmentation
Private clients with mortgages (161) (66) (816) (81) (409)
Real estate financing (88) (53) (293) (49) (196)
Large corporate clients (368) (282) (533) (419) (645)
SME clients (188) (158) (274) (226) (296)
Ship financing (48) (46) (50) (49) (125)
Consumer financing / credit cards (74) (71) (81) (75) (186)
Other segments (189) (157) (269) (197) (368)
Total (1,115) (832) (2,317) (1,095) (2,225)

Potential effect on stage 1 and stage 2 positions

from changing scenario weights or moving

to an ECL lifetime calculation as of 31 December

2022
Actual ECL
allowances and
provisions,
including staging
(as per Note 9)

Pro forma ECL allowances and provisions, including staging

and assuming application of 100% scenario weighting

Pro forma ECL
allowances and
provisions,
assuming all
positions being
subject to lifetime
ECL
Scenarios Weighted average 100% Baseline
100% Asset price
inflation
100%
Stagflationary
geopolitical crisis 100% Global crisis Weighted average
USD m, except where indicated
Segmentation
Private clients with mortgages (136) (25) (13) (523) (184) (473)
Real estate financing (43) (26) (22) (176) (30) (126)
Large corporate clients (136) (97) (84) (199) (174) (235)
SME clients (86) (67) (66) (162) (97) (153)
Other segments (125) (114) (111) (145) (153) (281)
Total (526) (329) (295) (1,204) (638) (1,267)
Scenario weights
ECL is sensitive to changing scenario weights, in particular if narratives and parameters are selected that are not close to
the baseline scenario, highlighting the non-linearity of credit losses.
As shown

in the

table

above,

the

ECLs for

stage 1

and stage

2 positions

would

have

been

USD
832
m (31

December
2022: USD 329
m) instead

of USD
1,115
m (31 December

2022: USD
526
m) if

ECLs had

been determined

solely on

the
baseline scenario
. The weighted-average ECL therefore amounted

to
134% (31 December 2022: 160%) of the baseline
value. The effects of weighting each of the four scenarios 100%

are shown in the table above.
Stage allocation and SICR
The determination of

what constitutes an

SICR is based

on management judgment,

as explained in

Note 1a. Changing
the SICR trigger will have a direct effect on ECLs, as more or fewer positions would be subject to lifetime ECLs under any
scenario.

The

relevance

of the

SICR trigger

on overall

ECL is

demonstrated

in the

table

above

with the

indication that

the

ECL
allowances and provisions for stage 1 and stage 2

positions would have been USD
2,225 m, if all non-impaired positions
across the portfolio

had been measured

for lifetime ECLs

irrespective of their

actual SICR status.

This amount compares
with actual stage 1 and 2 allowances and provisions of USD 1,115 m as of 31 December 2023.
Maturity profile
The maturity

profile

is an

important driver

in ECLs,

in particular

for transactions

in stage

2. A

transfer of

a transaction
into

stage 2

may

therefore

have

a

significant

effect

on

ECLs.

The

current

maturity

profile

of

most

lending

books

is
relatively short.

Lending to

large corporate

clients is

generally between

one and

two years,

with related

loan commitments

up to

four
years. Real estate lending is generally between two and three years in Switzerland,

with long dated maturities in the US.
Lombard-lending

contracts

typically

have

average

contractual

maturities

of

12

months

or

less,

and

include

callable
features.
A significant portion

of our lending

to SME clients

and Real estate

financing is documented

under multi-purpose

credit
agreements, which

allow for

various forms

of utilization

but are

unconditionally cancelable

by UBS

at any

time: (i) for
drawings under such agreements with a fixed

maturity, the respective term is applied for ECL

calculations, or a maximum
of 12 months in stage 1; (ii) for unused credit lines

and all drawings that have no fixed maturity (e.g.,

current accounts),
UBS generally applies a 12-month maturity from the reporting date, given the credit review policies, which require either continuous monitoring of key indicators and behavioral patterns for smaller positions or an annual formal review for any other limit. The ECLs for these products are sensitive to

shortening or extending the maturity assumption.